Accounts receivable, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 68,385,857	$ 54,456,082
Allowance for credit loss	(24,256,924)	(9,267,851)	$ (3,009,363)	$ (3,189,642)
Total accounts receivable, net	$ 44,128,933	$ 45,188,231